Acquisitions - Schedule of Recognized Identified Assets and Liabilities Acquired (Detail) - Tantan Limited [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Cash and cash equivalents and short term investment	¥ 154,671
Accounts receivable	20,079
Other current asset	22,833
Property and equipment, net	46,160
Other non-current asset	3,030
Total assets	1,255,973
Accounts payable	(21,037)
Other current liabilities	(262,533)
Deferred tax liabilities	(252,300)
Goodwill	3,994,358
Total consideration	¥ 4,714,461
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	10 years
Intangible assets	¥ 640,600
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	3 years
Intangible assets	¥ 26,100
User Base [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	5 years
Intangible assets	¥ 342,500